Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0002125567
Registrant Name	Samos Energy Acquisition Corporation
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A